Cash and cash equivalents (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Cash and cash equivalents [Abstract]
Cash at bank and in hand	$ 37,454	$ 30,972
Cash equivalents	307,599	215,279
Cash and cash equivalents	345,053	$ 246,251	$ 253,873	$ 100,791
Proceeds from redemption of marketable securities	$ 17,100